Post-employment Benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Defined benefit [member] | Defined benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (28,170)
Discount rate, decrease	30,525
Health plan [member] | Health Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(25,019)
Discount rate, decrease	R$ 27,708